Cash and Due from Banks (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Due from Banks
Cash on hand		$ 59,451,000	$ 20,201,000
Clearings and collection items		64,193,000	95,424,000
Deposits at Federal Reserve Bank		364,709,000	312,667,000
Deposits at Federal Home Loan Bank		1,500,000	1,499,000
Deposits in FDIC-insured institutions		223,246,000	292,248,000
Cash and due from banks	889,950,000	713,099,000	722,039,000
Interest-bearing deposits		$ 565,300,000	$ 581,200,000